Schedule of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases
2022	$ 342
Thereafter
Total future undiscounted lease payments	368
Less amounts representing interest	26
Present value of lease liabilities	$ 342